Interest expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Interest Expense [Abstract]
Gross interest expense	$ 313,000,000	$ 451,000,000	$ 475,000,000
Capitalized interest	(28,000,000)	(39,000,000)	(60,000,000)
Interest expense	285,000,000	$ 412,000,000	$ 415,000,000
Protection payments	81,000,000
Capitalized interest cost	$ 0